Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 509,798	$ 552,064
Trade and other receivables	58,422	158,930
Other current financial assets	430	565
Current income tax recoverable	5,952	29,253
Prepaid expenses and other current assets	257,456	280,460
Total current assets	832,058	1,021,272
Satellites, property and other equipment	2,716,708	2,277,143
Deferred tax assets	4,231	3,059
Other long-term financial assets	18,283	9,767
Long-term income tax recoverable	6,993	6,993
Other long-term assets	368,657	516,507
Intangible assets	442,278	497,466
Goodwill	2,214,575	2,612,972
Total assets	6,603,783	6,945,179
LIABILITIES
Trade and other payables	57,447	158,276
Other current financial liabilities	857,637	26,483
Income taxes payable	2,772	5,913
Other current liabilities	58,431	65,906
Current indebtedness	2,341,145
Total current liabilities	3,317,432	256,578
Long-term indebtedness	1,152,462	3,096,615
Deferred tax liabilities	91,991	175,544
Other long-term financial liabilities	10,091	630,556
Other long-term liabilities	262,211	289,181
Total liabilities	4,834,187	4,448,474
SHAREHOLDERS’ EQUITY
Share capital	69,997	59,082
Accumulated earnings	330,814	467,333
Reserves	130,009	183,865
Total Telesat Corporation shareholders’ equity	530,820	710,280
Non-controlling interest	1,238,776	1,786,425
Total shareholders’ equity	1,769,596	2,496,705
Total liabilities and shareholders’ equity	$ 6,603,783	$ 6,945,179